UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment | |; Amendment Number:

This Amendment (Check only one.):                | | is a restatement.
                                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Semaphore Management LLC
Address:  537 Steamboat Road, Ste 301
	  Greenwich, CT 06830


13F File Number: 28-12780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert Penberth
Title: Chief Financial Officer
Phone: 203-769-2303

Signature,                               Place,             and Date of Signing:


Robert Penberth				 Greenwich, CT 	    November 14, 2012
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.

|_|  13F NOTICE.

|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  67

Form 13F Information Table Value Total:  272,938 (thousands)


List of Other Included Managers: N/A

				                     Value     Shares/  SH/ Put/ Invstmt Other              Voting Authoriy
Name of Issuer                 Title of Cl Cusip     (x$1000)  Prn Amt  Prn Call Dscretn Managers     Sole      Shared    None
------------------------------ ----------- --------- --------  -------- --- ---- ------- ------------ --------  --------  --------
AFFORD RESID 7.5% 8/15/25 CONV CNV	   00828UAB9 3852      3200000	PRN	 SOLE	              3200000
ALEXCO RESOURCE CORP	       COM	   01535P106 1715      395132	SH	 SOLE		      395132
AMAZON.COM INC CMN	       PUT	   023135106 3662      14400	SH  PUT	 SOLE		      14400
AMERICAN WATER WORKS CO	       COM	   030420103 904       24400	SH	 SOLE		      24400
ANGLOGOLD ASHANTI CNV PFD      CNV	   03512Q206 1162      27925	SH	 SOLE		      27925
CALIFORNIA WATER SERVICE       COM	   130788102 1270      68100	SH	 SOLE		      68100
CATERPILLAR INC 	       PUT	   149123101 5162      60000	SH  PUT	 SOLE		      60000
CENTRAL GOLDTRUST FD	       COM	   153546106 634       9312	SH	 SOLE		      9312
CLEAN HARBORS INC CMN	       COM	   184496107 758       15530	SH	 SOLE		      15530
CLEARWATER PAPER CORP	       COM	   18538R103 560       13559	SH	 SOLE		      13559
DARDEN RESTAURANTS INC 	       PUT	   237194105 1951      35000	SH  PUT	 SOLE		      35000
DENBURY RESOURCES INC 	       COM	   247916208 307       19000	SH	 SOLE		      19000
DICKS SPORTING GOODS INC       PUT	   253393102 2058      39700	SH  PUT	 SOLE		      39700
DOMTAR CORPORATION 	       COM	   257559203 1338      17085	SH	 SOLE		      17085
EXXON MOBIL CORPORATION	       PUT	   30231G102 30142     329600	SH  PUT	 SOLE		      329600
FOCUS MEDIA HOLDING LTD	       PUT	   34415V109 1287      55000	SH  PUT	 SOLE		      55000
FORTUNA SILVER MINES INC       COM	   349915108 544       102322	SH	 SOLE		      102322
GOLDCORP 2% 08/01/14 CONV      CNV	   380956AB8 1868      1550000	PRN	 SOLE		      1550000
GREAT LAKES DREDGE & DOCK      COM	   390607109 452       58646	SH	 SOLE		      58646
HELIX ENERGY SOLUTNS GROUP     COM	   42330P107 834       45600	SH	 SOLE		      45600
INGLES MARKETS INC CL-A        COM	   457030104 3460      211578	SH	 SOLE		      211578
ISHARES DJ US REAL ESTATE      PUT	   464287739 6502      101000	SH  PUT	 SOLE		      101000
ISHARES MSCI EMG MKT INDEX     PUT	   464287234 14340     347000	SH  PUT	 SOLE		      347000
ISHARES MSCI HONG KONG         PUT	   464286871 7007      385000	SH  PUT	 SOLE		      385000
ISHARES RUSSELL 2000 	       PUT	   464287655 11098     133000	SH  PUT	 SOLE		      133000
KINROSS GOLD CORP CMN	       CALL	   496902404 184       18000	SH  CALL SOLE		      18000
KINROSS GOLD CORP CMN	       COM	   496902404 209       20407	SH	 SOLE		      20407
MARATHON PETROLEUM CORP	       CALL	   56585A102 10318     189000	SH  CALL SOLE		      189000
MARATHON PETROLEUM CORP	       COM	   56585A102 1596      29236	SH	 SOLE		      29236
MARKET VECTORS GLD MINERS      CALL	   57060U100 6599      122900	SH  CALL SOLE		      122900
MARKET VECTORS OIL SERV        PUT	   57060U191 1207      30000	SH  PUT	 SOLE		      30000
MASTEC INC 4% 06/15/14 CONV    CNV	   576323AL3 1806      1300000	PRN	 SOLE		      1300000
MASTEC INC CMN	               COM	   576323109 713       36195	SH	 SOLE		      36195
MGIC INVESTMENT CORP 	       COM	   552848103 338       220681	SH	 SOLE		      220681
MGP INGREDIENTS INC CMN	       COM	   55303J106 153       39932	SH	 SOLE		      39932
MITCHAM INDS INC CMN	       COM	   606501104 1478      92711	SH	 SOLE		      92711
N V R INC CMN	               COM	   62944T105 2567      3040	SH	 SOLE		      3040
NEVADA GOLD & CASINO	       COM	   64126Q206 315       371068	SH	 SOLE		      371068
NEWPARK RES 4% 10/1/17 CONV    CNV	   651718AC2 1430      1375000	PRN	 SOLE		      1375000
NEXSTAR BROADCASTING	       COM	   65336K103 393       37025	SH	 SOLE		      37025
NOVAGOLD RESOURCES INC	       COM	   66987E206 915       163513	SH	 SOLE		      163513
PEP BOYS MANNY-MOE &JACK       COM	   713278109 1228      120682	SH	 SOLE		      120682
QLT INC. CMN	               COM	   746927102 1840      236123	SH	 SOLE		      236123
RENTECH INC CMN	               COM	   760112102 1559      633807	SH	 SOLE		      633807
SALESFORCE.COM, INC CMN	       PUT	   79466L302 7558      49500	SH  PUT	 SOLE		      49500
SEADRILL LTD. CMN	       PUT	   G7945E105 3922      100000	SH  PUT	 SOLE		      100000
SIMON PROPERTY GROUP	       PUT	   828806109 3006      19800	SH  PUT	 SOLE		      19800
SOUTHERN COPPER CORP	       PUT	   84265V105 6075      176800	SH  PUT	 SOLE		      176800
SPDR GOLD TRUST ETF	       CALL	   78463V107 5999      34900	SH  CALL SOLE		      34900
SPDR S&P 500 ETF TRUST	       PUT	   78462F103 51440     357300	SH  PUT	 SOLE		      357300
SPDR S&P OIL & GAS EXP	       PUT	   78464A730 1810      32500	SH  PUT	 SOLE		      32500
SPDR S&P RETAIL ETF ETF	       PUT	   78464A714 11791     187900	SH  PUT	 SOLE		      187900
SPROTT PHYSICAL GOLD 	       ETF	   85207H104 1695      111500	SH	 SOLE		      111500
SPROTT PHYSICAL SILVER 	       ETF	   85207K107 1784      126245	SH	 SOLE		      126245
SPROTT RESOURCE LENDING	       COM	   85207J100 326       229872	SH	 SOLE		      229872
SUNCOKE ENERGY INC CMN	       COM	   86722A103 1854      114995	SH	 SOLE		      114995
SUNCOR ENERGY INC. CMN	       CALL	   867224107 6166      187700	SH  CALL SOLE		      187700
SUSSER HLDGS CORP CMN	       COM	   869233106 2247      62120	SH	 SOLE		      62120
TALISMAN ENERGY INC. CMN       COM	   87425E103 470       35300	SH	 SOLE		      35300
TESORO CORPORATION CMN	       COM	   881609101 7607      181548	SH	 SOLE		      181548
TETRA TECHNOLOGIES INC 	       COM	   88162F105 3116      515045	SH	 SOLE		      515045
THE MOSAIC COMPANY CMN	       COM	   61945C103 763       13243	SH	 SOLE		      13243
TITAN INTERNATIONAL INC        COM	   88830M102 10128     573499	SH	 SOLE		      573499
UNITED STATES OIL FUND	       PUT	   91232N108 1706      50000	SH  PUT	 SOLE		      50000
VALERO ENERGY CORP	       COM	   91913Y100 4392      138651	SH	 SOLE		      138651
WEBMD HEALTH CORP	       COM	   94770V102 619       44153	SH	 SOLE		      44153
WPX ENERGY, INC. CMN	       COM	   98212B103 749       45131	SH	 SOLE		      45131